S000084282 [Member] Expense Example - UBS Select 100% US Treasury Institutional Fund - UBS Select 100% US Treasury Institutional Fund	Apr. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 18
Expense Example, with Redemption, 3 Years	67
Expense Example, with Redemption, 5 Years	120
Expense Example, with Redemption, 10 Years	$ 276